Expense Example {- Fidelity® SAI Emerging Markets Index Fund} - 10.31 Fidelity SAI Emerging Markets Index Fund PRO-09 - Fidelity® SAI Emerging Markets Index Fund - Fidelity SAI Emerging Markets Index Fund-Default
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 8
3 years	37
5 years	71
10 years	$ 173